Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

15. CASH AND CASH EQUIVALENTS

Detail of cash and equivalents at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Cash	3	17
Banks and other credit institutions	13,336	28,786
Banks and other credit institutions, foreign currency	6,412	35,441
Other cash equivalents	285	36,914
Total	20,036	101,158

We maintain cash and cash equivalents with major Financial institutions. The Other cash equivalents corresponds to bank deposits which due date is lower than three months. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally or locally insured limits.

The current accounts earn interest at applicable market rates and this interest is not significant.

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
USD	4,575	30,686
GBP	1,001	3,356
NOK	97	29
SEK	532	1,024
DKK	196	346
AUD	11	-

Total	6,412	35,441

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Fair value changes in derivative warrant liabilities (Note 13)	(1,081)	(6,476)
Addition of lease liabilities (Note 9)	3,310	1,386
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES) (Note 16)	455	—
Issuance of shares for the acquisition of a significant non-cash investing activity (Coil) (Note 16)	—	2,317